Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio,
FundsManager 50% Portfolio,
FundsManager 60% Portfolio,
FundsManager 70% Portfolio, and
FundsManager 85% Portfolio
Investor Class
April 30, 2009
Prospectus

The following information replaces the similar information found in the "Fee Table" section beginning on page 9.

Annual operating expenses (paid from class assets)

Investor Class

VIP FundsManager 20%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.40%
	Total annual class operating expensesA	0.65%
	Less WaiverB	0.05%
	Net expenses	0.60%
VIP FundsManager 50%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.55%
	Total annual class operating expensesA	0.80%
	Less WaiverB	0.05%
	Net expenses	0.75%
VIP FundsManager 60%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.64%
	Total annual class operating expensesA	0.89%
	Less WaiverB	0.05%
	Net expenses	0.84%
VIP FundsManager 70%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.66%
	Total annual class operating expensesA	0.91%
	Less WaiverB	0.05%
	Net expenses	0.86%

VIPFM-09-01 August 7, 2009
1.833268.105

Investor Class

VIP FundsManager 85%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.73%
	Total annual class operating expensesA	0.98%
	Less WaiverB	0.05%
	Net expenses	0.93%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2010.

This example helps you compare the cost of investing in the VIP FundsManager Portfolios with the cost of investing in other mutual funds.

Let's say, hypothetically, that Investor Class's annual return is 5% and that the fees and Investor Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

Investor Class
VIP FundsManager 20%	1 year	$ 66
	3 years	$ 208
	5 years	$ 362
	10 years	$ 810
VIP FundsManager 50%	1 year	$ 82
	3 years	$ 255
	5 years	$ 444
	10 years	$ 990
VIP FundsManager 60%	1 year	$ 91
	3 years	$ 284
	5 years	$ 493
	10 years	$ 1,096
VIP FundsManager 70%	1 year	$ 93
	3 years	$ 290
	5 years	$ 504
	10 years	$ 1,120
VIP FundsManager 85%	1 year	$ 100
	3 years	$ 312
	5 years	$ 542
	10 years	$ 1,201

Supplement to the
Fidelity® Variable Insurance Products
FundsManager 60% Portfolio
Investor Class
April 30, 2009
Prospectus

The following information replaces the similar information found in the "Fee Table" section on page 5.

Annual operating expenses (paid from class assets)

Investor Class

Management fee	0.25%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.64%
Total annual class operating expensesA	0.89%
Less WaiverB	0.05%
Net expenses	0.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2010.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Investor Class's annual return is 5% and that the fees and Investor Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

Investor Class
1 year	$ 91
3 years	$ 284
5 year	$ 493
10 years	$ 1,096

VIPFM-60-09-01 August 7, 2009
1.855570.102

Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio,
FundsManager 50% Portfolio,
FundsManager 60% Portfolio,
FundsManager 70% Portfolio, and
FundsManager 85% Portfolio
Service Class and Service Class 2
April 30, 2009
Prospectus

The following information replaces similar information found in the "fee table" section beginning on page 10.

Annual operating expenses (paid from class assets)

Service Class

Service Class 2

VIP FundsManager 20%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.40%	0.40%
	Total annual class operating expensesA	0.75%	0.90%
	Less Waiver and ReimbursementB	0.15%	0.15%
	Net Expenses	0.60%	0.75%
VIP FundsManager 50%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.55%	0.55%
	Total annual class operating expensesA	0.90%	1.05%
	Less Waiver and ReimbursementB	0.15%	0.15%
	Net Expenses	0.75%	0.90%
VIP FundsManager 60%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.64%	0.64%
	Total annual class operating expensesA	0.99%	1.14%
	Less Waiver and ReimbursementB	0.15%	0.15%
	Net Expenses	0.84%	0.99%
VIP FundsManager 70%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.66%	0.66%
	Total annual class operating expensesA	1.01%	1.16%
	Less Waiver and ReimbursementB	0.15%	0.15%
	Net Expenses	0.86%	1.01%

VFMSCSC2-09-01 August 7, 2009
1.833267.105

Service Class

Service Class 2

VIP FundsManager 85%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.73%	0.73%
	Total annual class operating expensesA	1.08%	1.23%
	Less Waiver and ReimbursementB	0.15%	0.15%
	Net Expenses	0.93%	1.08%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2010. In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2.

This example helps you compare the cost of investing in the VIP FundsManager Portfolios with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

		Service Class	Service Class 2
VIP FundsManager 20%	1 year	$ 77	$ 92
	3 years	$ 240	$ 287
	5 years	$ 417	$ 498
	10 years	$ 930	$ 1,108
VIP FundsManager 50%	1 year	$ 92	$ 107
	3 years	$ 287	$ 334
	5 years	$ 498	$ 579
	10 years	$ 1,108	$ 1,283
VIP FundsManager 60%	1 year	$ 101	$ 116
	3 years	$ 315	$ 362
	5 years	$ 547	$ 628
	10 years	$ 1,213	$ 1,386
VIP FundsManager 70%	1 year	$ 103	$ 118
	3 years	$ 322	$ 368
	5 years	$ 558	$ 638
	10 years	$ 1,236	$ 1,409
VIP FundsManager 85%	1 year	$ 110	$ 125
	3 years	$ 343	$ 390
	5 years	$ 595	$ 676
	10 years	$ 1,317	$ 1,489